PENDING ACQUISITION	12 Months Ended
Dec. 31, 2017
PENDING ACQUISITION [Abstract]
PENDING ACQUISITION
NOTE 27 – PENDING ACQUISITION

On December 4, 2017, we entered into an Agreement and Plan of Merger with TCSB Bancorp, Inc. (“TCSB”) (the “Merger Agreement”) providing for a business combination of IBCP and TCSB. The Merger Agreement provides that, upon the terms and subject to the conditions set forth in the Merger Agreement, TCSB will be merged with and into IBCP, with IBCP as the surviving corporation (the “Merger”). In addition, IBCP intends to consolidate Traverse City State Bank, TCSB’s wholly-owned subsidiary bank, with and into the Bank (with the Bank as the surviving institution).

Subject to the terms and conditions of the Merger Agreement, we will pay aggregate Merger consideration of approximately $63.2 million in IBCP common stock or stock options for all of the shares of TCSB common stock and TCSB stock options issued and outstanding immediately before the effective time of the Merger. The Merger consideration is subject to adjustment in certain limited circumstances, as set forth in the Merger Agreement.

Completion of the Merger is subject to certain closing conditions. These include, among others, (i) in the case of both parties, receipt of the requisite approval of TCSB’s shareholders, receipt of required regulatory approvals, the absence of any law or order prohibiting completion of the Merger and the absence of a material adverse effect (as defined in the Merger Agreement), and (ii) in the case of IBCP, the consolidated shareholders’ equity of TCSB must be at least $33 million (subject to adjustment as provided in the Merger Agreement) as of the final statement date (as defined in the Merger Agreement). The Merger Agreement provides certain termination rights for both IBCP and TCSB and further provides that, upon termination of the Merger Agreement under certain circumstances, TCSB will be obligated to pay IBCP a termination fee of approximately $2.5 million.

The proposed transaction has been approved by both the Federal Reserve Bank of Chicago and the Michigan Department of Insurance and Financial Services. A meeting of the TCSB shareholders has been scheduled for March 14, 2018 to consider and vote upon a proposal to approve the merger agreement between IBCP and TSCB. Assuming requisite TCSB shareholder approval and satisfaction of other closing conditions, the merger of IBCP and TCSB is currently expected to be effective on April 1, 2018.

Our 2017 non-interest expenses include $0.3 million of costs incurred through December 31, 2017 related to the Merger. As of December 31, 2017, TCSB Bancorp, Inc. had total assets of $338.5 million, total loans of $291.5 million, total deposits of $280.5 million, and total shareholders’ equity of $34.5 million.